Filed pursuant to 497(e)
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JANUARY 27, 2020

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2019, AS SUPPLEMENTED

JPMORGAN SMALL CAP VALUE PORTFOLIO

Dennis S. Ruhl no longer serves as portfolio manager of the JPMorgan Small Cap Value Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I, and Wonseok Choi, Jonathan L. Tse, Akash Gupta and Lindsey Houghton each serve as a portfolio manager of the Portfolio. The following changes are made to the statement of additional information of the Portfolio. As of December 31, 2019, Messrs. Choi, Tse, Gupta and Houghton did not beneficially own any equity securities of the Portfolio.

The Other Accounts Managed table in Appendix C with respect to the Portfolio is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Phillip Hart, CFA,	Registered Investment Companies	16	$6,357,586,000	0	N/A
JPMorgan Small Cap Value Portfolio	Other Pooled Investment Vehicles	3	$638,801,000	0	N/A
	Other Accounts	11	$1,157,971,000	0	N/A

Wonseok Choi,[1]	Registered Investment Companies	21	$8,736,118	0	N/A
JPMorgan Small Cap Value Portfolio	Other Pooled Investment Vehicles	1	$131,406	0	N/A
	Other Accounts	8	$1,173,213	1	$161,566

Jonathan L. Tse, CFA,[1]	Registered Investment Companies	20	$8,703,151	0	N/A
JPMorgan Small Cap Value Portfolio	Other Pooled Investment Vehicles	1	$131,406	9	$1,206,179
	Other Accounts	9	$161,566	1	$161,566

Akash Gupta, CFA,[1]	Registered Investment Companies	16	$6,433,236	0	N/A
JPMorgan Small Cap Value Portfolio	Other Pooled Investment Vehicles	1	$131,406	0	N/A
	Other Accounts	6	$950,308	1	$161,566

Lindsey Houghton,[1]	Registered Investment Companies	16	$6,433,236	0	N/A
JPMorgan Small Cap Value Portfolio	Other Pooled Investment Vehicles	1	$131,406	0	N/A
	Other Accounts	6	$950,308	1	$161,566

[1]	Other Accounts Managed information is as of December 31, 2019.
[2]	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE